RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation paid to our directors and senior managers, who are considered to be key management of the company:

	2019	2018	2017

Short-term employee benefits	48	33	42
Long-term employee benefits	—	—	1
Share-based payments	3	—	1
Termination benefits	—	2	1
Total compensation to directors and senior management *	51	35	45
* The number of directors and senior managers vary from year to year. Amounts disclosed in previous years for ‘Long-term employee benefits’ represented total nominal values of the grants covering multiple years. Total compensation paid to directors and senior management approximates the amount charged in the consolidated income statement for that year.

Schedule of compensation paid to key management board members
The following table sets forth the total remuneration expense and compensation paid to the key senior managers in 2019 and 2018 (gross amounts in whole euro and whole US$ equivalents):

In whole euros	Ursula Burns	Jean-Yves Charlier	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Kaan Terzioglu	Sergi Herrero	Scott Dresser
	Group CEO	Group CEO	Group CFO(v)	Deputy Group CFO(v)	Group COO(vi)	Joint Group COO(vi)	Joint Group COO(vi)	Group General Counsel
2019
Short-term employee benefits
Base salary(i)	5,500,000	—	1,500,000	264,500	1,250,000	220,500	342,036	1,300,000
Annual incentive(ii)	10,461,000	—	1,455,216	211,713	4,184,355	472,151	514,460	2,258,882
Other(iii)	1,146,503	—	24,100	35,750	46,857	105,999	1,560,229	29,100
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments(iv)	—	—	64,842	8,242	(828,047)	—	—	(697,504)
Termination benefits	—	—	—	—	—	—	—	—
Total remuneration expense	17,107,503	—	3,044,158	520,205	4,653,165	798,650	2,416,725	2,890,478

2019
Short-term employee benefits
Base salary(i)	5,500,000	—	1,500,000	264,500	1,250,000	220,500	342,036	1,300,000
Annual incentive(ii)	5,472,400	—	1,412,613	—	3,766,855	—	—	2,470,653
Other(iii)	1,146,503	—	24,100	35,750	46,857	105,999	1,560,229	29,100
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	2,791,290	—	—	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—
Total remuneration paid	14,910,193	—	2,936,713	300,250	5,063,712	326,499	1,902,265	3,799,753

2018
Short-term employee benefits
Base salary(i)	4,602,902	1,902,600	1,500,000	—	1,425,000	—	—	1,233,333
Annual incentive(ii)	—	7,717,900	127,313	—	—	—	—	405,899
Other(iii)	104,645	489,070	21,695	—	70,442	—	—	927,489
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	—	—	—	—
Termination benefits	—	1,340,278	—	—	—	—	—	—
Total remuneration paid	4,707,547	11,449,848	1,649,008	—	1,495,442	—	—	2,566,721

In whole US dollars	Ursula Burns	Jean-Yves Charlier	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Kaan Terzioglu	Sergi Herrero	Scott Dresser
	Group CEO	Group CEO	Group CFO(v)	Deputy Group CFO(v)	Group COO(vi)	Joint Group COO(vi)	Joint Group COO(vi)	Group General Counsel
2019
Short-term employee benefits
Base salary(i)	6,155,568	—	1,678,791	296,027	1,398,993	246,782	382,805	1,454,952
Annual incentive(ii)	11,707,890	—	1,628,669	236,948	4,683,106	528,429	575,781	2,528,128
Other(iii)	1,283,159	—	26,973	40,011	52,442	118,633	1,746,199	32,569
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments(iv)	—	—	72,571	9,224	(926,745)	—	—	(780,642)
Termination benefits	—	—	—	—	—	—	—	—
Total remuneration expense	19,146,617	—	3,407,004	582,210	5,207,796	893,844	2,704,785	3,235,007

2019
Short-term employee benefits
Base salary(i)	6,155,568	—	1,678,791	296,027	1,398,993	246,782	382,800	1,454,952
Annual incentive(ii)	6,124,678	—	1,580,988	—	4,215,842	—	—	2,765,140
Other(iii)	1,283,160	—	26,973	40,011	52,442	118,633	1,746,175	32,569
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	3,123,996	—	—	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—
Total remuneration paid	16,687,402	—	3,286,752	336,038	5,667,277	365,415	2,128,975	4,252,661

2018
Short-term employee benefits
Base salary(i)	5,429,871	2,244,426	1,769,494	—	1,681,019	—	—	1,454,917
Annual incentive(ii)	—	9,104,518	150,186	—	—	—	—	478,824
Other(iii)	123,446	576,938	25,593	—	83,098	—	—	1,094,124
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	—	—	—	—
Termination benefits	—	1,581,076	—	—	—	—	—	—
Total remuneration paid	5,553,317	13,506,958	1,945,273	—	1,764,117	—	—	3,027,865
(i) Base salary includes holiday and/or pension allowances pursuant to the terms of an individual’s employment agreement.
(ii) Annual incentive expense includes amounts accrued under the short-term incentive in respect of performance during the current year, while annual incentive paid includes amounts paid under the short-term incentive in respect of performance during the previous year.
(iii) Other includes certain allowances and support (for example, relocation support).
(iv) Share-based payments expense relates to amounts accrued under the value growth cash-based multi-year incentive plans, see below for further details.
(v) Trond Westlie stepped down from the role of Group CFO on September 30, 2019. Meanwhile, Murat Kirkgoz commenced duties as Deputy Group CFO on August 1, 2019.
(vi) Kjell Johnsen stepped down from the role of Group COO on Noveember 1, 2019. Sergi Herrero and Kaan Terzioglu assumed their roles on September 2, 2019 and November 1, 2019, respectively.

Schedule of compensation paid to supervisory board members
The following table sets forth the total remuneration expense to the members of the Board of Directors members in 2019 and 2018 (gross amounts in whole euro and whole US dollar equivalents):

	Retainer		Committees		Other compensation		Total
In whole euros	2019	2018	2019	2018	2019	2018	2019	2018

Guillaume Bacuvier	250,000	105,000	53,909	21,000	—	—	303,909	126,000
Osama Bedier	250,000	105,000	25,000	10,500	—	—	275,000	115,500
Ursula Burns *	—	—	5,952	—	—	—	5,952	—
Stan Chudnovsky	—	145,833	—	—	—	—	—	145,833
Mikhail Fridman	40,000	40,000	—	—	—	—	40,000	40,000
Gennady Gazin	250,000	250,000	80,000	65,500	—	—	330,000	315,500
Andrei Gusev	40,000	40,000	—	—	750,000	—	790,000	40,000
Gunnar Holt	250,000	250,000	69,643	50,000	—	—	319,643	300,000
Sir Julian Horn-Smith	250,000	250,000	25,000	10,500	—	—	275,000	260,500
Jørn P. Jensen	—	163,333	—	—	—	—	—	163,333
Robert Jan van de Kraats	250,000	105,000	30,000	12,600	—	—	280,000	117,600
Guy Laurence	250,000	250,000	30,000	41,600	—	16,250	280,000	307,850
Alexander Pertsovsky	40,000	40,000	—	—	—	—	40,000	40,000
Kaan Terzioglu	92,708	—	9,063	—	—	—	101,771	—
Total compensation	1,962,708	1,744,166	328,567	211,700	750,000	16,250	3,041,275	1,972,116

	Retainer		Committees		Other compensation		Total
In whole US dollars	2019	2018	2019	2018	2019	2018	2019	2018

Guillaume Bacuvier	279,799	123,869	60,335	24,774	—	—	340,134	148,643
Osama Bedier	279,799	123,869	27,980	12,387	—	—	307,779	136,256
Ursula Burns *	—	—	6,661	—	—	—	6,661	—
Stan Chudnovsky	—	172,039	—	—	—	—	—	172,039
Mikhail Fridman	44,768	47,188	—	—	—	—	44,768	47,188
Gennady Gazin	279,799	294,925	89,536	77,270	—	—	369,335	372,195
Andrei Gusev	44,768	47,188	—	—	839,396	—	884,164	47,188
Gunnar Holt	279,799	294,925	77,944	58,985	—	—	357,743	353,910
Sir Julian Horn-Smith	279,799	294,925	27,980	12,387	—	—	307,779	307,312
Jørn P. Jensen	—	192,684	—	—	—	—	—	192,684
Robert Jan van de Kraats	279,799	123,869	33,576	14,864	—	—	313,375	138,733
Guy Laurence	279,799	294,925	33,576	49,076	—	19,170	313,375	363,171
Alexander Pertsovsky	44,768	47,188	—	—	—	—	44,768	47,188
Kaan Terzioglu	103,758	—	10,143	—	—	—	113,901	—
Total compensation	2,196,655	2,057,594	367,731	249,743	839,396	19,170	3,403,782	2,326,507
* Ursula Burns was appointed Group CEO and Chairman of the VEON Ltd. board of directors on December 12, 2018. Accordingly, her total compensation for 2019 and 2018 has been included in the section “Compensation of Key Senior Managers” above, except for payments received in respect of her role on Board Committees.